OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables other for the year ended December 31 is comprised of the following:
(MILLIONS)	2018	2017	2016
Transaction costs	$2	$9	$22
Change in fair value of property, plant and equipment	44	33	36
Other	36	(27)	(12)
	$82	$15	$46